Postretirement Health Care and Life Insurance Benefits (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Postretirement Obligations		$ 9.6	$ 17.0	$ 38.9
Postretirement Health Care and Life Insurance Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Postretirement Obligations		27.6
Reconciled amount of plans funded status
Projected benefit obligation at beginning of period		735.4	1,026.1
Service cost		12.2	15.8	14.9
Interest cost		36.4	41.8	54.9
Participant contributions		2.2	2.3
Plan changes	[1]	(18.0)	0.0
Benefits paid		(46.5)	(66.5)
Actuarial loss (gain)	[2]	115.8	(24.3)
Settlement charges related to the Patriot bankruptcy reorganization	[3]	0.0	(260.7)
Special termination benefits	[4]	1.6	0.9	0.0
Projected benefit obligation at end of period		839.1	735.4	1,026.1
Fair value of plan assets at beginning of period		0.0	0.0
Employer contributions		44.3	64.2
Participant contributions		2.2	2.3
Benefits paid and administrative fees (net of Medicare Part D reimbursements)		(46.5)	(66.5)
Fair value of plan assets at end of period		0.0	0.0	$ 0.0
Funded status at end of year		(839.1)	(735.4)
Less current portion (included in Accounts payable and accrued expenses)		57.2	51.4
Noncurrent obligation (included in Accrued postretirement benefit costs)		(781.9)	$ (684.0)
Demographic Assumptions Change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Postretirement Obligations		63.0
Postretirement plan change [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Postretirement Obligations		$ (45.4)

[1]	Includes the net impact of the following plan changes: a $45.4 million reduction to the benefit obligation related to various plan changes effective January 1, 2015 for certain plan participants that are designed to bring consistency amongst the various retiree medical programs; and a $27.6 million increase to the benefit obligation resulting from a plan change effective April 1, 2014 for certain plan participants' benefits no longer funded through a Medicare Advantage Program. The plan changes will not affect participant benefits.
[2]	During 2014, the Company reviewed its demographic assumptions (including mortality, retirements and terminations) in conjunction with the recently-issued mortality tables published by the Society of Actuaries, to select assumptions that are aligned with the Company’s experience. The updated demographic assumptions increased the December 31, 2014 benefit obligation by approximately $63 million
[3]	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.
[4]	Reflected in "Restructuring and pension settlement charges" in the consolidated statement of operations for the year ended December 31, 2014.